ALPS SERIES TRUST

SUPPLEMENT DATED NOVEMBER 21, 2014 TO THE SUMMARY

PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR THE CRYSTAL STRATEGY LEVERAGED ALTERNATIVE FUND, EACH DATED DECEMBER 16, 2013, AS SUPPLEMENTED FROM TIME TO TIME

FUND NAME CHANGE

Effective immediately, the name of the Crystal Strategy Leveraged Alternative Fund will be changed to the Crystal Strategy Absolute Return Plus Fund.  Accordingly, all references to Crystal Strategy Leveraged Alternative Fund in the summary prospectus, prospectus and statement of additional information are hereby deleted and replaced with Crystal Strategy Absolute Return Plus Fund.

Investors Should Retain This Supplement for Future Reference